Marketable Securities (Details Narrative)																																1 Months Ended										3 Months Ended								9 Months Ended			12 Months Ended
	Aug. 28, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($) $ / shares	Jul. 28, 2023 USD ($)	May 04, 2023 USD ($)	Apr. 28, 2023 USD ($)	Apr. 22, 2023 USD ($)	Apr. 11, 2023 USD ($) shares	Jan. 27, 2023 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Nov. 27, 2022	Oct. 22, 2022 USD ($)	Aug. 16, 2022 $ / shares shares	Jul. 29, 2022 USD ($)	Jul. 02, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	May 05, 2022 USD ($)	Mar. 24, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) shares	Dec. 01, 2021 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Oct. 21, 2021 USD ($)	Jul. 30, 2021 USD ($)	Jun. 10, 2021 ft²	May 12, 2021 USD ($) $ / shares shares	May 05, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 26, 2021 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares		Jun. 30, 2022 USD ($) shares		Mar. 31, 2022 USD ($) shares		Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares		Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares		Sep. 30, 2020 USD ($)	Dec. 31, 2017 USD ($) shares	Jul. 25, 2023 $ / shares shares	May 23, 2023	Nov. 01, 2022 USD ($)	Sep. 02, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jul. 01, 2022 USD ($) shares	Jun. 10, 2022 USD ($) shares	May 24, 2022 USD ($) shares	Apr. 05, 2022 USD ($) $ / shares shares	Jan. 01, 2022 USD ($) shares	Sep. 15, 2020	Feb. 29, 2020 USD ($)	Sep. 30, 2017 USD ($)
Bad debt expense																																																		$ 61,599				$ 8,333,687
Interest compounding percentage																																																		6.00%			6.00%
Notes payable																																																		$ 44,097			$ 44,097	104,696			359,184
Shares price | $ / shares																																																		$ 0.0009			$ 0.0009
Aggregate warrants issued																																										$ 47,382	$ 16,650	$ 3,762,398		$ 935,662		$ 148,560						4,915,931			20,528,299
Proceeds form common stock																																																		$ 64,032		4,402,732		4,472,219			19,005,323
Repayments of convertible notes																																																		60,599		237,418		254,488			4,436,375
Principal amount																																																									312,857
Operating liability																																																		1,063,816			$ 1,063,816	4,022,120
Operating right-of-use asset, net																																																		896,788			896,788	$ 3,623,078			$ 4,948,393
Common Stock [Member]
Number of shares issued | shares																																										8,767	2,725	173,781	[1]	30,158	[1]	5,567	[1]					223,904	[2]		449,037	[2]
Aggregate warrants issued																																										$ 9	$ 3	$ 174		$ 30		$ 6						$ 224			$ 449
Securities Purchase Agreement [Member]
Exercise price of warrants | $ / shares																																																													$ 3.276
Warrants issued | shares																																																													2,075,702
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Warrants issued to purchase of securities | shares													172,149
Exercise price of warrants | $ / shares													$ 28.5
Number of shares issued | shares													172,149
Theralink Technologies Inc [Member]
Marketable securities, unrealized gain (loss)																																																					2,900			$ 7,300
Marketable securities																																												3,700						800		3,700	800			3,700
Bad debt expense																																																					19,923			39,426
Warrants issued to purchase of securities | shares									298,571,429	16,393,443
Principal amount																																												2,475,000						8,986,605		2,475,000	8,986,605			2,475,000
Notes payable																																												40,000						40,000		40,000	40,000			40,000
Accrued interest																																												38,440						45,640		38,440	45,640			38,440
Convertible long term notes payable																																												446,281								446,281				446,281
Debt discount																																												2,028,719						1,498,388		2,028,719	1,498,388			2,028,719
Amortization of debt discount																																																					15,284,413			738,521
Proceeds from convertible debt																																																					2,950,011			2,475,000
Outstanding principal amount																																												2,752,095						17,419,034		2,752,095	17,419,034			2,752,095
Gross proceeds									$ 950,000
Aggregate warrants issued
Dividends payable										$ 33,315
Long term debt and lease obligations										$ 250,000
Outstanding principal									$ 1,045,000
Extinguishment of debt																																																					(5,434,447)
Repayments of convertible notes																																																					249,000
Interest payable												$ 200,000																																446,281						7,488,217		446,281	7,488,217			446,281
Settlement expense												$ 200,000																																									200,000
Agreement description									Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Second Offering, and (ii) issue to Gunnar additional PA Warrants on the terms identical to the Warrants sold in the Second Offering in an amount equal to 10% of the New Debentures sold to Second Closing Purchasers.
Derivative liabilities																																																		16,426,304			16,426,304
Derivative expense																																																					615,796
Change in fair value included in derivative expenses							$ 615,796
Amortization of debt discount																																																					15,284,413			738,521
Financing lease payable																																																					53,995			47,730
Amortization expense financing ROU asset																																																					45,967			46,369
Operating liability																																												1,183,312						1,157,761		1,183,312	1,157,761			1,183,312
Operating right-of-use asset, net																																												1,154,861						$ 1,104,346		1,154,861	1,104,346			1,154,861
Gain on modification of operating lease																																																								8,229
Operating lease cost																																																					209,102			155,184
Base lease cost																																																					153,798			115,823
Lease other expense																																																					55,304			$ 39,361
Theralink Technologies Inc [Member] | Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member]
Operating discount rates																																				8.00%																																				12.00%
Operating liability																																				$ 176,893																																				$ 231,337
Operating right-of-use asset, net																																				168,664
Gain on modification of operating lease																																				8,229
Operating right of use asset and lease liability																																				$ 1,212,708
Theralink Technologies Inc [Member] | New Related Party Debentures [Member]
Warrants issued to purchase of securities | shares								44,314,286		157,142,857
Principal amount							141,000		$ 831,922	$ 8,837,284
Interest compounding percentage										10.00%
Maturity date										Nov. 29, 2023	Feb. 29, 2024
Conversion price | $ / shares										$ 0.003
Debt discount										$ 50,000
Debt outstanding description										Notwithstanding the preceding, holders of New Related Party Debentures and April 2023 Related Party Debenture shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing
Outstanding principal amount										$ 550,000
Warrant coverage percentage								100.00%		100.00%
Gross proceeds								$ 141,000		$ 412,092
Commission payable										58,200
Offering costs										$ 29,708
Debt percent										70.00%
Debt default percent										50.00%
Proceeds form common stock										$ 5,000,000
Derivative liabilities										$ 13,149,369
Theralink Technologies Inc [Member] | New Related Party Debentures [Member] | Convertible Debt Securities [Member]
Conversion price | $ / shares										$ 0.003
Offering price percent										70.00%
Theralink Technologies Inc [Member] | New Related Party Debenture [Member]
Principal amount								155,100
Theralink Technologies Inc [Member] | New Debentures [Member]
Principal amount										$ 7,231,894
Interest compounding percentage										10.00%
Maturity date										Nov. 29, 2023
Conversion price | $ / shares										$ 0.003
Debt discount							14,100
Debt outstanding description										Notwithstanding the preceding, holders of New Debentures shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing.
Debt percent										70.00%
Debt default percent										50.00%
Derivative liabilities									1,360,566	$ 12,742,548
Derivative expense							185,630																																														27,438,113
Change in derivative liability																																																					$ 28,053,909
Theralink Technologies Inc [Member] | Private Placement [Member]
Interest compounding percentage										10.00%
Theralink Technologies Inc [Member] | Minimum [Member]
Finance lease, discount rate																																																		8.00%			8.00%
Theralink Technologies Inc [Member] | Maximum [Member]
Finance lease, discount rate																																																		15.00%			15.00%
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Warrants issued to purchase of securities | shares										63,897,764
Interest compounding percentage																										8.00%
Exercise price of warrants | $ / shares										$ 0.003
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Interest compounding percentage																																																																							8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature																																																											$ 2,000,000
Theralink Technologies Inc [Member] | Gunnar [Member]
Commission payable									95,000
Legal fees payable									7,500
Theralink Technologies Inc [Member] | Note [Member]
Warrants and rights outstanding																																																																					$ 89,815
Theralink Technologies Inc [Member] | Warrant [Member]
Derivative liabilities							326,630
Theralink Technologies Inc [Member] | Warrant [Member] | New Related Party Debentures [Member]
Derivative instruments liabilities							$ 141,000		$ 2,192,488	$ 21,986,653
Theralink Technologies Inc [Member] | Warrant [Member] | New Debentures [Member]
Derivative instruments liabilities										$ 19,974,442
Theralink Technologies Inc [Member] | Warrant [Member] | Private Placement [Member]
Number of shares issued | shares									16,000,000
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member]
Warrants issued to purchase of securities | shares										63,897,764
Exercise price of warrants | $ / shares										$ 0.003
Shares price | $ / shares										$ 0.003
Warrant coverage percentage										100.00%
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Minimum [Member]
Exercise price of warrants | $ / shares										$ 0.00366
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Maximum [Member]
Exercise price of warrants | $ / shares										$ 0.00476
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Series F Preferred Stock [Member]
Warrants issued to purchase of securities | shares										63,897,764
Exercise price of warrants | $ / shares										$ 0.003
Theralink Technologies Inc [Member] | Common Stock [Member]
Number of shares issued | shares																																																								(1,436)
Aggregate warrants issued
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member]
Principal amount										$ 3,564,937
Exercise price of warrants | $ / shares																								$ 0.00366
Warrants and rights outstanding																								$ 990,048
Interest payable										15.00%
Dividends payable										$ 464,992
Extinguishment of debt																																																					$ 1,768,379
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | New Related Party Debentures [Member]
Principal amount										4,860,255
Outstanding principal amount								14,100		589,505
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | New Debentures [Member]
Principal amount										$ 1,860,974
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Number of shares issued | shares										500
Aggregate warrants issued										$ 1,000,000
Dividends payable										$ 33,315
Theralink Technologies Inc [Member] | Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Number of shares issued | shares										1,000
Aggregate warrants issued										$ 2,000,000
Dividends payable										$ 66,630
Theralink Technologies Inc [Member] | Securities Purchase Agreement June 2022 [Member]
Principal amount																$ 2,683
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement [Member]
Principal amount																																												375,000								375,000				375,000							$ 120,000		$ 375,000
Interest compounding percentage														800.00%																																																	8.00%		8.00%
Notes payable																																												375,000								375,000				375,000
Accrued interest																																												4,110								4,110				4,110
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement [Member] | Jeffrey Busch [Member]
Principal amount														$ 125,000
Interest compounding percentage														8.00%
Notes payable														$ 275,000																														275,000								275,000				275,000
Accrued interest																																												2,683								2,683				2,683
Debt instrument, face amount														150,000
Theralink Technologies Inc [Member] | Second Demand Promissory Note Agreement One [Member] | Jeffrey Busch [Member]
Debt instrument, face amount														$ 150,000
Theralink Technologies Inc [Member] | Demand Promissory Note Agreement One [Member]
Principal amount																																												350,000								350,000				350,000							$ 120,000	$ 350,000
Interest compounding percentage																																																																8.00%
Notes payable																																												350,000								350,000				350,000
Accrued interest																																												2,148								2,148				2,148
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member]
Warrants issued | shares										2,608,654,988
Warrant reason for issuing, descriptions										The New Related Party Warrants and April 2023 Related Party Warrant are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the New Related Party Warrant and April 2023 Related Party Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the New Related Party Warrants and April 2023 Related Party Warrant within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member] | New Debentures [Member]
Warrants issued | shares										2,567,601,521
Theralink Technologies Inc [Member] | Securities Exchange Agreements [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares										385,441,138
Warrant reason for issuing, descriptions																																																					in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member]
Interest compounding percentage																																																																10.00%
Outstanding principal										$ 669,992																																																						$ 1,046,167
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member] | New Debentures [Member]
Principal amount										$ 427,256
Theralink Technologies Inc [Member] | I M A C Convertible Secured Note [Member]
Principal amount			$ 2,560,500
Interest compounding percentage			6.00%							10.00%																																																				10.00%
Maturity date			Aug. 16, 2024
Conversion price | $ / shares			$ 0.00313
Outstanding principal amount																																																		$ 2,310,500			$ 2,310,500
Repayments of convertible notes	$ 250,000
Theralink Technologies Inc [Member] | I M A C Convertible Secured Note [Member] | Common Stock [Member]
Conversion price | $ / shares			0.00313
Theralink Technologies Inc [Member] | Convertible Note [Member]
Accrued interest																																																		$ 17,708			$ 17,708
Theralink Technologies Inc [Member] | Share Exchange Agreement [Member] | Warrant [Member] | Convertible Debt [Member]
Warrants issued to purchase of securities | shares										566,406,072
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member]
Principal amount										$ 3,275,631
Interest payable										15.00%
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | New Debentures [Member]
Warrants issued to purchase of securities | shares										801,428,569
Interest compounding percentage										10.00%
Debt discount										$ 255,000
Warrant coverage percentage										100.00%
Gross proceeds										$ 2,095,288
Commission payable										296,800
Offering costs										$ 157,912
Interest payable										15.00%
Dividends payable										$ 242,736
Warrant reason for issuing, descriptions										The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Extinguishment of debt																																																			$ 1,949,909
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | Series C-1 Preferred Stock [Member] | New Debentures [Member]
Number of shares issued | shares										902
Aggregate warrants issued										$ 372,303
Theralink Technologies Inc [Member] | Securities Exchange Agreement [Member] | Series C-2 Preferred Stock [Member] | New Debentures [Member]
Number of shares issued | shares										3,037
Aggregate warrants issued										$ 1,245,935
Theralink Technologies Inc [Member] | Placement Agency Agreement [Member]
Warrants issued to purchase of securities | shares																																																		124,489,795			124,489,795
Agreement description										In connection with the Initial Closing of the private placement, the Company and Joseph Gunnar & Co. LLC, a U.S. registered broker-dealer (“Gunnar”), entered into a placement agency agreement (the “Placement Agency Agreement”), pursuant to which Gunnar agreed to act as the placement agent for the Offering (the “Placement Agent”). Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Offering, and (ii) issue to Gunnar warrants (the “PA Warrants”) on the terms identical to the Warrants sold in the Offering in an amount equal to 10% of the Underlying Securities sold to investors.
Theralink Technologies Inc [Member] | Promissory Note Agreement [Member]
Principal amount				$ 439,500
Interest compounding percentage				6.00%
Maturity date					Apr. 28, 2024	Apr. 28, 2024
Conversion price | $ / shares			$ 0.00313
Accrued interest																																																		$ 15,366			$ 15,366
Debt discount					$ 10,000	$ 10,000
Proceeds from issuance of debt				$ 439,500	100,000																									$ 100,000
Outstanding principal					$ 110,000																																													380,966			380,966
Amount of repaid notes		$ 108,000
Interest rate					10.00%
Maturity date																																	May and June 2024	May and June 2024
Theralink Technologies Inc [Member] | Promissory Note Agreement [Member] | Jeffrey Busch [Member]
Principal amount																									$ 150,000					100,000	$ 100,000
Theralink Technologies Inc [Member] | Subsequent Offering [Member]
Securities balance						1,000,000		$ 1,000,000																									$ 1,000,000																	1,000,000			1,000,000
Theralink Technologies Inc [Member] | Promissory Note Agreement One [Member]
Accrued interest																																																		15,366			15,366
Debt discount					$ 34,285																												34,285	$ 34,285
Proceeds form common stock					$ 487,681																												487,681	487,681
Outstanding principal																																	$ 521,966	$ 521,966
Amount of repaid notes																																$ 114,000
Outstanding debt																																																					380,966
Interest rate					10.00%																												10.00%	10.00%
Theralink Technologies Inc [Member] | I M A C Holdings Inc Promissory Note [Member]
Principal amount				439,500
Proceeds from issuance of debt				$ 439,500
Theralink Technologies Inc [Member] | Promissory Note Agreement I M A C Holdings Inc [Member]
Accrued interest																																																		4,696			4,696
Outstanding principal																																																		439,500			439,500
Theralink Technologies Inc [Member] | I M A C Holdings Inc Convertible Note [Member]
Amortization of debt discount																																																					21,261
Theralink Technologies Inc [Member] | Lease Agreement [Member]
Lease description																																						The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025.
Theralink Technologies Inc [Member] | Lease Agreement [Member] | First Year [Member]
Monthly base rent																																						$ 4,878
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Second year [Member]
Monthly base rent																																						5,026
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Third Year [Member]
Monthly base rent																																						5,179
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Fourth Year [Member]
Monthly base rent																																						5,335
Theralink Technologies Inc [Member] | Lease Agreement [Member] | Fifth Year [Member]
Monthly base rent																																						$ 5,495
Theralink Technologies Inc [Member] | Lease Amendment [Member]
Rentable square feet | ft²																											4,734
Monthly rent, description																											the Company will pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen.
Theralink Technologies Inc [Member] | Convertible Note [Member] | Demand Promissory Note Agreement One [Member]
Interest compounding percentage																																																															8.00%	8.00%
Theralink Technologies Inc [Member] | Note [Member]
Principal amount																																												100,000								100,000				100,000													$ 100,000
Interest compounding percentage																																																																					8.00%
Maturity date																	Apr. 01, 2027
Conversion price | $ / shares																	$ 0.00476
Notes payable																	$ 1,000,000
Accrued interest																	20,110
Convertible long term notes payable																																																		834,803			834,803
Debt discount																																												165,197								165,197				165,197
Exercise price of warrants | $ / shares																																																																					$ 0.00476
Principal balance																	1,000,000
Warrants and rights outstanding																	$ 178,449
Proceeds from issuance of debt																			$ 100,000
Accrued interest																																												3,901								3,901				3,901
Warrants to purchase price																	20.00%
Theralink Technologies Inc [Member] | Demand Promissory Notes [Member] | Securities Purchase Agreement [Member]
Principal amount																																																																$ 4,150,000
Interest compounding percentage								10.00%																																																								10.00%
Accrued interest																																																																$ 120,750
Interest payable										15.00%
Theralink Technologies Inc [Member] | Second November 2021 Notes [Member] | Securities Purchase Agreement [Member]
Accrued interest																																												34,520								34,520				34,520
Convertible long term notes payable																																												69,417								69,417				69,417
Debt discount																																												430,583								430,583				430,583
Principal balance																																																								500,000
Theralink Technologies Inc [Member] | Exchanged Convertible Notes [Member] | Securities Exchange Agreement [Member]
Principal amount										$ 2,675,000
Accrued interest										173,375
Theralink Technologies Inc [Member] | Related party debenture and new debentures [Member]
Derivative instruments liabilities									$ 2,192,488
Theralink Technologies Inc [Member] | Related party debenture and new debentures [Member] | Exchange Agreements [Member]
Debt discount																																										$ 41,961,095								3,718,288	$ 41,961,095		3,718,288
Extinguishment of debt,amount										1,724,489
Theralink Technologies Inc [Member] | Related Party Debentures And New Debentures And Related Warrants [Member] | Warrant [Member]
Aggregate warrants issued										$ 5,355,521,814
Theralink Technologies Inc [Member] | Notes Payable [Member] | Note Agreement [Member]
Principal amount																																												1,000						1,000		1,000	1,000			1,000																	$ 1,000
Interest compounding percentage																																																																									33.30%
Accrued interest																																												1,689						2,021		1,689	2,021			1,689
Principal amount																																																					$ 15,284,413			738,521
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member]
Proceeds from convertible debt																										$ 1,000,000
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature																										957,192
Principal balance																										957,192
Proceeds from convertible debt																										42,808
Theralink Technologies Inc [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Exercise price of warrants | $ / shares																												$ 0.00313
Fair value																												$ 984,200
Proceeds from convertible debt																										$ 957,192
Theralink Technologies Inc [Member] | Investors [Member] | Securities Exchange Agreements [Member] | Warrant [Member]
Warrant reason for issuing, descriptions																																																					in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Theralink Technologies Inc [Member] | Investors [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Warrants issued to purchase of securities | shares																																																																			10,504,202
Principal amount																								$ 1,000,000				$ 1,000,000
Interest compounding percentage																	8.00%							8.00%				8.00%
Maturity date																								Nov. 01, 2026				May 12, 2026
Conversion price | $ / shares																												$ 0.00313
Notes payable																	$ 250,000																											1,000,000								1,000,000				1,000,000										$ 250,000	$ 250,000	$ 250,000
Accrued interest																																												20,164								20,164				20,164
Convertible long term notes payable																																												267,521								267,521				267,521
Debt discount																																												732,479								732,479				732,479
Debt Instrument, Convertible, Beneficial Conversion Feature																												$ 15,800
Amortization of debt discount																												$ 1,000,000
Proceeds from convertible debt																	$ 1,000,000
Theralink Technologies Inc [Member] | Investors [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares																												63,897,764
Theralink Technologies Inc [Member] | Investors [Member] | Convertible Note [Member] | Securities Purchase Agreement June 2022 [Member]
Principal amount																$ 50,000
Interest compounding percentage																8.00%
Maturity date																Apr. 01, 2027
Conversion price | $ / shares																$ 0.00476
Notes payable																																												50,000								50,000				50,000
Accrued interest																																												1,173								1,173				1,173
Convertible long term notes payable																																														$ 44,438
Debt discount																																												5,562								5,562				5,562
Warrants and rights outstanding																$ 5,924
Proceeds from issuance of debt																$ 50,000
Interest rate																20.00%	20.00%
Theralink Technologies Inc [Member] | Investors [Member] | Note One [Member] | Securities Purchase Agreement [Member]
Principal amount																								$ 334,000
Theralink Technologies Inc [Member] | Investors [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal amount																							$ 333,000
Theralink Technologies Inc [Member] | Investors [Member] | Note Three [Member] | Securities Purchase Agreement [Member]
Principal amount																																																																						$ 333,000
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Principal amount																																												425,000								425,000				425,000
Interest compounding percentage																																			8.00%
Maturity date																																			Apr. 01, 2027
Conversion price | $ / shares																																			$ 0.00476
Accrued interest																																												15,710								15,710				15,710
Convertible long term notes payable																																												120,808								120,808				120,808
Debt discount																																												304,192								304,192				304,192
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Principal amount																																			$ 425,000
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Warrants issued to purchase of securities | shares																	10,504,202							18,251,367											17,857,144																															10,504,202		10,504,202	4,201,681
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Warrants issued to purchase of securities | shares																							18,196,722
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Warrant Three [Member]
Warrants issued to purchase of securities | shares																																																																						18,196,722
Theralink Technologies Inc [Member] | Investor [Member] | Securities Purchase Agreement June 2022 [Member] | Warrant One [Member]
Warrants issued to purchase of securities | shares																2,100,840
Theralink Technologies Inc [Member] | Investor [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Principal balance																								$ 1,000,000
Theralink Technologies Inc [Member] | Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance																																			$ 335,593
Theralink Technologies Inc [Member] | Investor [Member] | Note [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of debt																																			$ 425,000
Theralink Technologies Inc [Member] | First Investors [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares									38,775,510
Theralink Technologies Inc [Member] | First Investors [Member] | Securities Purchase Agreement [Member]
Warrants issued to purchase of securities | shares																					136,612,022
Principal amount																					$ 500,000																							500,000								500,000				500,000
Interest compounding percentage																					8.00%
Conversion price | $ / shares																					$ 0.00366
Accrued interest																																												26,959								26,959				26,959
Convertible long term notes payable																																												72,081								72,081				72,081
Debt discount																																												427,919								427,919				427,919
Proceeds from convertible debt																					$ 500,000
Theralink Technologies Inc [Member] | First Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares																					136,612,022			218,579,234
Fair value																								$ 34,620
Fair value																					$ 498,428
Theralink Technologies Inc [Member] | First Investors [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Principal amount																																												1,000,000								1,000,000				1,000,000
Accrued interest																																												20,164								20,164				20,164
Debt discount																																												859,907								859,907				859,907
Debt outstanding description																								the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes.
Theralink Technologies Inc [Member] | First Investors [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Convertible long term notes payable																																												140,093								140,093				140,093
Theralink Technologies Inc [Member] | Matthew Schwartz [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Convertible long term notes payable																																												18,959								18,959				18,959
Debt discount																																												81,041								81,041				81,041
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member]
Warrants issued to purchase of securities | shares																				136,612,022
Principal amount																				$ 500,000																								500,000								500,000				500,000
Interest compounding percentage																				8.00%				8.00%
Conversion price | $ / shares																				$ 0.00366			$ 0.00366
Accrued interest																																												26,520								26,520				26,520
Convertible long term notes payable																																												71,221								71,221				71,221
Debt discount																																												428,779								428,779				428,779
Proceeds from convertible debt																				$ 500,000			$ 500,000
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares																				136,612,022		109,289,616	27,322,406
Fair value																						$ 22,429
Fair value																				$ 498,428			$ 495,560
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Warrants issued to purchase of securities | shares																								13,661,203
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Warrants issued to purchase of securities | shares																								13,661,203
Theralink Technologies Inc [Member] | Second Investor [Member] | Securities Purchase Agreement Second November Two Thousand Twenty One [Member] | Warrant [Member]
Principal balance																								$ 500,000
Theralink Technologies Inc [Member] | Second Investor [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Debt outstanding description																						the Company modified the terms of the Second November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Second November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Second November 2021 Notes.
Theralink Technologies Inc [Member] | Second Investor [Member] | Note One [Member] | Securities Purchase Agreement [Member]
Principal amount																								$ 250,000
Theralink Technologies Inc [Member] | Second Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal amount																							$ 250,000
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member]
Principal amount																																												500,000								500,000				500,000
Interest compounding percentage																							8.00%
Conversion price | $ / shares																								$ 0.00366
Accrued interest																																												34,411								34,411				34,411
Convertible long term notes payable																																												69,417								69,417				69,417
Debt discount																																												430,583								430,583				430,583
Proceeds from convertible debt																							$ 500,000
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrants issued to purchase of securities | shares																						109,289,616		27,322,406
Principal amount																								$ 250,000
Fair value																						$ 22,429
Principal balance																								500,000
Fair value																								$ 495,560
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant One [Member]
Warrants issued to purchase of securities | shares																								13,661,203
Theralink Technologies Inc [Member] | Third Investor [Member] | Securities Purchase Agreement [Member] | Warrant Two [Member]
Warrants issued to purchase of securities | shares																							13,661,203
Theralink Technologies Inc [Member] | Third Investor [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Debt outstanding description																						Upon the approval of the Third November 2021 Investor, the Company modified the terms of the Third November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Third November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Third November 2021 Notes.
Theralink Technologies Inc [Member] | Third Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal amount																							$ 250,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member]
Warrants issued to purchase of securities | shares															2,100,840
Interest compounding percentage															8.00%
Maturity date															Apr. 01, 2027
Conversion price | $ / shares															$ 0.00476
Accrued interest																																												953								953				953
Convertible long term notes payable																																												43,337								43,337				43,337
Debt discount																																												6,663								6,663				6,663
Principal balance																																																								50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Principal amount															$ 50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Securities Purchase Agreement [Member] | Note [Member]
Proceeds from issuance of debt															50,000
Theralink Technologies Inc [Member] | July Investor [Member] | Note Two [Member] | Securities Purchase Agreement [Member]
Principal balance															$ 7,037
Theralink Technologies Inc [Member] | Placement Agent [Member] | Warrant [Member] | Convertible Debt [Member]
Warrants issued to purchase of securities | shares																				16,393,443
Exercise price of warrants | $ / shares										$ 0.003
Theralink Technologies Inc [Member] | Accredited Investors [Member] | Securities Exchange Agreement [Member] | New Debentures [Member]
Principal amount										$ 2,805,000
Theralink Technologies Inc [Member] | Gunnar [Member] | Placement Agency Agreement [Member]
Warrants issued to purchase of securities | shares										124,489,795
Commission payable										$ 305,000
Legal fees payable										50,000
Payments for Other Fees										$ 50,000
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member]
Principal amount																									150,000				$ 350,000	$ 100,000	$ 100,000													350,000						350,000		350,000	$ 350,000			350,000
Interest compounding percentage																													1.00%	1.00%	1.00%
Accrued interest																																												$ 2,474						5,974		$ 2,474	5,974			$ 2,474
Proceeds from issuance of debt																									$ 150,000				$ 250,000	$ 100,000
Debt interest rate																									1.00%						1.00%
Original amount																		$ 100,000
Theralink Technologies Inc [Member] | Jeffrey Busch [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member] | Maximum [Member]
Interest compounding percentage																													2.00%
Theralink Technologies Inc [Member] | Douglass T Mergenthaler [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member]
Principal amount						$ 110,000
Accrued interest																																																		$ 3,218			3,218
Outstanding debt																																																					$ 2,000
Theralink Technologies Inc [Member] | Douglass T Mergenthaler [Member] | Notes Payable Related Party [Member] | Promissory Note Agreement [Member] | Maximum [Member]
Interest compounding percentage						10.00%
Theralink Technologies Inc [Member] | First Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																									$ 379
Lessee operating lease term																																									60 months
Finance lease description																																									months commencing in November 2018 through October 2023.
Financing lease payable																																									$ 16,065
Theralink Technologies Inc [Member] | Second Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																									$ 1,439
Lessee operating lease term																																									60 months
Finance lease description																																									months commencing in November 2018 through October 2023.
Financing lease payable																																									$ 62,394
Theralink Technologies Inc [Member] | Third Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																								$ 1,496
Lessee operating lease term																																								60 months
Finance lease description																																								months commencing in March 2019 through February 2024.
Financing lease payable																																								$ 64,940
Theralink Technologies Inc [Member] | Fourth Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																							$ 397
Finance lease description																																							months commencing in August 2019 through July 2024.
Financing lease payable																																							$ 19,622
Finance lease term																																							60 months
Theralink Technologies Inc [Member] | Fifth Lessor [Member] | Financing Agreement [Member]
Monthly base rent																																					$ 1,395
Finance lease description																																					months commencing in January 2020 through December 2025.
Financing lease payable																																					$ 68,821
Finance lease term																																					60 months
Amarantus BioScience Holdings, Inc. [Member] | Theralink Technologies Inc [Member]
Stock issued during period, shares, acquisitions | shares																																																												1,000,000
Stock issued during period, value, acquisitions																																																												$ 40,980

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 10)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)